EQUITY (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 21, 2024	Sep. 15, 2023	Mar. 01, 2023	Mar. 01, 2023	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 11, 2024	Oct. 15, 2023	Feb. 28, 2023	Nov. 30, 2022	Oct. 31, 2022	Mar. 14, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			50,000,000	50,000,000		50,000,000		50,000,000	50,000,000			50,000,000	50,000
Common stock par value			$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001				$ 1			$ 0.001
Shareholders fund capital														$ 50,000	$ 50,000
Common stock shares issued			50,000,000	50,000,000		11,892,744		8,630,000	6,400,000			6,400,000				5,700,000
Common stock shares issued			50,000,000	50,000,000
Number of shares surrendered and cancelled				44,300,000
Common stock, shares outstanding						11,892,744		7,780,000	6,400,000			6,400,000
Dividend shares issued		700,000
Dividends common stock		$ 2,212,000
Common stock price per share		$ 3.16
Gross proceeds	$ 5,520,000						$ 1,380
Net proceeds from IPO	3,180,963							$ 3,180,963
Escrow funds	$ 500,000
Stock issued for services					$ 354,950	354,950
Statutory reserve						$ 279,200		464,637	521,566
Cash dividend
Subdivision of shares description			the Company effected a one thousand-for-one subdivision of shares to shareholders	the Company effected a one thousand-for-one subdivision of shares to shareholders
WuxiJinbang [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non controlling interest, equity interest									15.00%
Surrender Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value			$ 0.001	$ 0.001
Common stock shares issued			5,700,000	5,700,000
Common stock, shares outstanding			5,700,000	5,700,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value											$ 0.001
Common stock shares issued											850,000
Common stock price per share	$ 4.00				$ 0.71
Shares issued	1,380,000						1,380,000	1,380,000
Stock issued for services, shares					500,000	500,000
Stock issued for services						$ 500
Conversion of stock						2,762,744
Convertible debt principal						$ 1,421,069
Statutory Reserve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Statutory reserve						$ 279,200		$ 464,637	$ 521,566
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			50,000	50,000
Common stock par value			$ 1	$ 1
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value			$ 0.001	$ 0.001
Common stock shares issued			50,000,000	50,000,000